Portfolio of Investments
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	1
Loral Space & Communications, Inc.(b)	101	4,039
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		4,101
Total Communication Services		4,101
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	540	63,596
Total Consumer Discretionary		63,596
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	5,880
Total Industrials		5,880
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		73,577

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	3,896,787	0
Total Convertible Bonds (Cost $—)			0

Corporate Bonds & Notes 89.0%

Aerospace & Defense 2.5%
Bombardier, Inc.(f)
10/15/2022	6.000%	752,000	733,382
12/01/2024	7.500%	1,645,000	1,596,548
03/15/2025	7.500%	2,249,000	2,150,786
04/15/2027	7.875%	647,000	608,928
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
05/15/2025	6.500%	555,000	574,375
06/15/2026	6.375%	6,904,000	7,193,706
TransDigm, Inc.(f)
03/15/2026	6.250%	12,144,000	13,008,932
TransDigm, Inc.(f),(g)
11/15/2027	5.500%	5,762,000	5,741,320
Total			31,607,977
Automotive 0.3%
IAA Spinco, Inc.(f)
06/15/2027	5.500%	643,000	689,673
Panther BF Aggregator 2 LP/Finance Co., Inc.(f)
05/15/2026	6.250%	1,176,000	1,244,486
05/15/2027	8.500%	1,881,000	1,895,059
Total			3,829,218
Banking 0.5%
Ally Financial, Inc.
11/01/2031	8.000%	4,866,000	6,786,586
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(f)
12/15/2023	5.750%	1,228,000	1,266,852
01/15/2028	4.000%	7,221,000	7,204,753
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	7,082,000	6,966,110
11/15/2026	4.500%	1,839,000	1,875,664
James Hardie International Finance DAC(f)
01/15/2025	4.750%	1,430,000	1,479,891
Total			18,793,270
Cable and Satellite 8.9%
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	3,259,000	3,387,326
02/15/2026	5.750%	8,985,000	9,503,237
05/01/2026	5.500%	106,000	111,667
05/01/2027	5.875%	3,109,000	3,301,668
06/01/2029	5.375%	6,905,000	7,370,079
03/01/2030	4.750%	5,921,000	6,038,431
CSC Holdings LLC(f)
07/15/2023	5.375%	7,131,000	7,321,177
10/15/2025	6.625%	877,000	934,299
02/01/2028	5.375%	8,773,000	9,292,800
04/01/2028	7.500%	1,339,000	1,511,110
02/01/2029	6.500%	8,384,000	9,379,357
01/15/2030	5.750%	4,284,000	4,499,425
Columbia Income Opportunities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/01/2026	7.750%	13,892,000	14,034,837
Sirius XM Radio, Inc.(f)
07/15/2024	4.625%	1,395,000	1,458,262
04/15/2025	5.375%	3,385,000	3,523,924
07/15/2026	5.375%	1,236,000	1,303,725
Viasat, Inc.(f)
04/15/2027	5.625%	1,120,000	1,181,237
Virgin Media Secured Finance PLC(f)
08/15/2026	5.500%	2,913,000	3,072,787
05/15/2029	5.500%	5,267,000	5,596,214
Ziggo BV(f)
01/15/2027	5.500%	15,178,000	15,984,119
01/15/2030	4.875%	2,941,000	2,989,594
Total			111,795,275
Chemicals 3.3%
Angus Chemical Co.(f)
02/15/2023	8.750%	6,093,000	6,099,349
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	4,749,000	4,929,334
CF Industries, Inc.
03/15/2034	5.150%	934,000	992,119
03/15/2044	5.375%	459,000	470,801
Chemours Co. (The)
05/15/2027	5.375%	715,000	636,260
INEOS Group Holdings SA(f)
08/01/2024	5.625%	1,104,000	1,130,887
Platform Specialty Products Corp.(f)
12/01/2025	5.875%	9,250,000	9,668,553
PQ Corp.(f)
11/15/2022	6.750%	7,000,000	7,245,336
12/15/2025	5.750%	3,530,000	3,655,703
SPCM SA(f)
09/15/2025	4.875%	2,650,000	2,741,438
Starfruit Finco BV/US Holdco LLC(f)
10/01/2026	8.000%	4,106,000	4,126,107
Total			41,695,887
Construction Machinery 1.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	3,719,000	3,908,710
Herc Holdings, Inc.(f)
07/15/2027	5.500%	2,749,000	2,872,142
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	2,029,000	2,118,645
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%	2,077,000	2,203,847
12/15/2026	6.500%	4,138,000	4,483,022
United Rentals North America, Inc.(g)
11/15/2027	3.875%	884,000	893,919
Total			16,480,285
Consumer Cyclical Services 1.5%
APX Group, Inc.
12/01/2022	7.875%	8,811,000	8,798,039
APX Group, Inc.(f)
11/01/2024	8.500%	2,129,000	2,116,298
frontdoor, Inc.(f)
08/15/2026	6.750%	1,334,000	1,460,813
Prime Security Services Borrower LLC/Finance, Inc.(f)
04/15/2026	5.750%	2,547,000	2,613,077
Uber Technologies, Inc.(f)
11/01/2023	7.500%	3,457,000	3,521,590
Total			18,509,817
Consumer Products 2.0%
Energizer Holdings, Inc.(f)
07/15/2026	6.375%	1,353,000	1,442,041
01/15/2027	7.750%	2,405,000	2,661,755
Mattel, Inc.(f)
12/31/2025	6.750%	1,143,000	1,196,528
Mattel, Inc.
11/01/2041	5.450%	1,285,000	1,027,491
Prestige Brands, Inc.(f)
12/15/2021	5.375%	1,567,000	1,569,691
03/01/2024	6.375%	6,621,000	6,908,444
Scotts Miracle-Gro Co. (The)(f)
10/15/2029	4.500%	1,616,000	1,624,282
Spectrum Brands, Inc.
07/15/2025	5.750%	4,042,000	4,221,178
Valvoline, Inc.
07/15/2024	5.500%	4,333,000	4,505,774
Total			25,157,184
Diversified Manufacturing 1.0%
CFX Escrow Corp.(f)
02/15/2024	6.000%	1,031,000	1,096,916
02/15/2026	6.375%	912,000	987,410
Gates Global LLC/Co.(f)
07/15/2022	6.000%	552,000	551,287
MTS Systems Corp.(f)
08/15/2027	5.750%	644,000	675,717

2	Columbia Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(f)
11/01/2026	6.125%	2,451,000	2,469,106
SPX FLOW, Inc.(f)
08/15/2024	5.625%	1,201,000	1,250,706
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,663,907
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	1,198,000	1,261,896
Total			11,956,945
Electric 5.8%
AES Corp. (The)
05/15/2026	6.000%	1,976,000	2,112,382
09/01/2027	5.125%	4,441,000	4,770,287
Calpine Corp.
01/15/2025	5.750%	1,500,000	1,539,195
Calpine Corp.(f)
06/01/2026	5.250%	3,466,000	3,602,883
Clearway Energy Operating LLC
08/15/2024	5.375%	11,479,000	11,653,274
10/15/2025	5.750%	1,357,000	1,393,370
09/15/2026	5.000%	5,656,000	5,655,751
NextEra Energy Operating Partners LP(f)
07/15/2024	4.250%	1,740,000	1,795,219
10/15/2026	3.875%	1,900,000	1,894,040
09/15/2027	4.500%	8,160,000	8,367,182
NRG Energy, Inc.
01/15/2027	6.625%	2,332,000	2,535,616
01/15/2028	5.750%	188,000	204,685
NRG Energy, Inc.(f)
06/15/2029	5.250%	5,783,000	6,252,556
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	4,857,000	5,002,608
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	5,353,000	5,659,904
01/15/2030	4.750%	2,680,000	2,770,345
Vistra Operations Co. LLC(f)
02/15/2027	5.625%	4,127,000	4,395,936
07/31/2027	5.000%	3,086,000	3,195,325
Total			72,800,558
Environmental 0.1%
Clean Harbors, Inc.(f)
07/15/2027	4.875%	919,000	959,629
07/15/2029	5.125%	644,000	683,893
Total			1,643,522
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 2.6%
Global Aircraft Leasing Co., Ltd.(f),(h)
09/15/2024	6.500%	3,500,000	3,585,946
Navient Corp.
01/25/2022	7.250%	5,777,000	6,265,798
06/15/2022	6.500%	3,411,000	3,666,825
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	4,304,000	4,185,851
Quicken Loans, Inc.(f)
05/01/2025	5.750%	7,948,000	8,196,208
Springleaf Finance Corp.
03/15/2023	5.625%	2,559,000	2,751,575
03/15/2024	6.125%	3,449,000	3,769,843
Total			32,422,046
Food and Beverage 2.5%
B&G Foods, Inc.
04/01/2025	5.250%	3,889,000	3,970,198
09/15/2027	5.250%	1,605,000	1,599,061
Darling Ingredients, Inc.(f)
04/15/2027	5.250%	468,000	493,814
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	2,056,000	1,865,191
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	2,632,000	2,775,355
11/01/2026	4.875%	940,000	990,653
Performance Food Group, Inc.(f)
10/15/2027	5.500%	1,968,000	2,085,893
Post Holdings, Inc.(f)
08/15/2026	5.000%	9,994,000	10,404,244
03/01/2027	5.750%	3,485,000	3,707,186
01/15/2028	5.625%	1,446,000	1,548,819
12/15/2029	5.500%	1,703,000	1,796,452
Total			31,236,866
Gaming 4.4%
Boyd Gaming Corp.
05/15/2023	6.875%	4,851,000	5,029,119
08/15/2026	6.000%	1,701,000	1,803,060
Caesars Resort Collection LLC/CRC Finco, Inc.(f)
10/15/2025	5.250%	2,049,000	2,096,389
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,065,000	5,338,677
09/15/2026	6.000%	2,161,000	2,373,820
International Game Technology PLC(f)
02/15/2025	6.500%	4,558,000	5,077,967
01/15/2027	6.250%	1,608,000	1,798,722

Columbia Income Opportunities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	2,524,000	2,580,808
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,076,000	2,294,134
09/01/2026	4.500%	1,700,000	1,807,584
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(f)
02/01/2027	5.750%	3,800,000	4,279,100
MGM Resorts International
12/15/2021	6.625%	6,034,000	6,543,909
Scientific Games International, Inc.(f)
10/15/2025	5.000%	4,887,000	5,029,686
03/15/2026	8.250%	2,469,000	2,616,145
Stars Group Holdings BV/Co-Borrower LLC(f)
07/15/2026	7.000%	2,065,000	2,223,270
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	3,316,000	3,532,319
Wynn Resorts Finance LLC/Capital Corp.(f)
10/01/2029	5.125%	1,096,000	1,146,583
Total			55,571,292
Health Care 4.7%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	2,493,000	2,519,792
02/15/2023	5.625%	1,476,000	1,502,115
03/01/2024	6.500%	330,000	342,961
AMN Healthcare, Inc.(f)
10/01/2027	4.625%	562,000	572,358
Avantor, Inc.(f)
10/01/2024	6.000%	1,345,000	1,437,541
10/01/2025	9.000%	1,071,000	1,197,939
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	4,144,000	4,240,365
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	1,382,000	1,474,964
05/01/2028	4.250%	884,000	900,716
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	2,544,000	2,481,868
Encompass Health Corp.
02/01/2028	4.500%	1,100,000	1,128,093
02/01/2030	4.750%	1,099,000	1,131,259
HCA, Inc.
09/01/2028	5.625%	6,274,000	7,049,197
02/01/2029	5.875%	1,867,000	2,114,307
Hologic, Inc.(f)
10/15/2025	4.375%	4,639,000	4,757,494
IQVIA, Inc.(f)
05/15/2027	5.000%	2,436,000	2,582,801
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(f)
08/15/2026	6.250%	1,607,000	1,711,283
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,744,339
11/15/2027	4.625%	2,825,000	2,975,702
Tenet Healthcare Corp.(f)
01/01/2026	4.875%	4,325,000	4,480,172
02/01/2027	6.250%	4,927,000	5,203,188
11/01/2027	5.125%	7,432,000	7,762,471
Total			59,310,925
Healthcare Insurance 0.6%
Centene Corp.(f)
06/01/2026	5.375%	4,136,000	4,373,613
WellCare Health Plans, Inc.(f)
08/15/2026	5.375%	3,507,000	3,742,278
Total			8,115,891
Home Construction 1.6%
KB Home(g)
11/15/2029	4.800%	3,895,000	3,925,019
Lennar Corp.
11/15/2024	5.875%	2,630,000	2,934,401
06/01/2026	5.250%	4,607,000	5,082,101
Meritage Homes Corp.
04/01/2022	7.000%	1,013,000	1,109,947
Taylor Morrison Communities, Inc.(f)
01/15/2028	5.750%	1,835,000	2,031,782
Taylor Morrison Communities, Inc./Holdings II(f)
04/15/2023	5.875%	376,000	407,197
03/01/2024	5.625%	3,500,000	3,795,974
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	1,211,000	1,299,047
Total			20,585,468
Independent Energy 5.9%
Callon Petroleum Co.
10/01/2024	6.125%	1,574,000	1,498,842
07/01/2026	6.375%	6,255,000	5,828,922
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	4,428,000	4,160,407
Centennial Resource Production LLC(f)
01/15/2026	5.375%	2,246,000	2,109,517
04/01/2027	6.875%	2,499,000	2,421,226
Chesapeake Energy Corp.
10/01/2026	7.500%	3,519,000	2,176,371
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	9,247,000	9,050,076

4	Columbia Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	558,000	509,896
Jagged Peak Energy LLC
05/01/2026	5.875%	3,723,000	3,774,500
Matador Resources Co.
09/15/2026	5.875%	5,966,000	5,728,201
MEG Energy Corp.(f)
01/15/2025	6.500%	950,000	987,783
Parsley Energy LLC/Finance Corp.(f)
08/15/2025	5.250%	8,474,000	8,685,935
10/15/2027	5.625%	8,359,000	8,651,214
QEP Resources, Inc.
03/01/2026	5.625%	2,487,000	2,235,830
SM Energy Co.
09/15/2026	6.750%	5,437,000	4,668,105
01/15/2027	6.625%	1,491,000	1,263,332
WPX Energy, Inc.
09/15/2024	5.250%	5,535,000	5,592,946
06/01/2026	5.750%	2,243,000	2,261,689
10/15/2027	5.250%	1,853,000	1,801,244
Total			73,406,036
Leisure 0.6%
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	2,720,000	2,819,141
10/15/2027	4.750%	1,802,000	1,878,459
Viking Cruises Ltd.(f)
09/15/2027	5.875%	2,855,000	3,037,403
Total			7,735,003
Lodging 0.1%
Marriott Ownership Resorts, Inc.(f)
01/15/2028	4.750%	685,000	700,640
Media and Entertainment 3.6%
Clear Channel Worldwide Holdings, Inc.(f)
08/15/2027	5.125%	6,072,000	6,329,532
Diamond Sports Group LLC/Finance Co.(f)
08/15/2026	5.375%	4,407,000	4,607,959
iHeartCommunications, Inc.
05/01/2026	6.375%	1,716,030	1,846,102
05/01/2027	8.375%	1,701,805	1,825,606
iHeartCommunications, Inc.(f)
08/15/2027	5.250%	3,616,000	3,734,088
Netflix, Inc.
11/15/2028	5.875%	8,460,000	9,323,064
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(f)
05/15/2029	6.375%	589,000	660,257
11/15/2029	5.375%	1,999,000	2,105,764
06/15/2030	4.875%	2,682,000	2,712,014
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	6,218,000	6,417,455
Outfront Media Capital LLC/Corp.(f)
08/15/2027	5.000%	2,098,000	2,199,071
TEGNA, Inc.(f)
09/15/2029	5.000%	2,745,000	2,784,097
Total			44,545,009
Metals and Mining 3.2%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	366,000	385,467
09/30/2026	7.000%	2,229,000	2,420,146
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	1,777,000	1,825,093
Constellium NV(f)
02/15/2026	5.875%	7,886,000	8,211,644
Freeport-McMoRan, Inc.
09/01/2029	5.250%	1,865,000	1,899,573
03/15/2043	5.450%	7,738,000	7,195,512
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	2,366,000	2,443,125
01/15/2025	7.625%	5,934,000	6,045,280
Novelis Corp.(f)
08/15/2024	6.250%	359,000	376,588
09/30/2026	5.875%	8,886,000	9,343,309
Total			40,145,737
Midstream 6.1%
Antero Midstream Partners LP/Finance Corp.(f)
03/01/2027	5.750%	1,773,000	1,339,282
Cheniere Energy Partners LP
10/01/2026	5.625%	3,990,000	4,215,379
Cheniere Energy Partners LP(f)
10/01/2029	4.500%	4,582,000	4,670,730
DCP Midstream Operating LP
05/15/2029	5.125%	3,664,000	3,711,145
04/01/2044	5.600%	10,087,000	9,508,753
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	3,649,000	3,640,450
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	4,320,000	4,509,938
NGPL PipeCo LLC(f)
12/15/2037	7.768%	3,805,000	4,908,385

Columbia Income Opportunities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
06/01/2026	6.000%	1,402,000	1,506,969
04/28/2027	5.625%	3,998,000	4,174,548
Rockies Express Pipeline LLC(f)
07/15/2029	4.950%	3,930,000	3,903,099
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	3,719,000	3,738,729
Sunoco LP/Finance Corp.
01/15/2023	4.875%	1,608,000	1,650,300
02/15/2026	5.500%	4,168,000	4,314,489
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	9,603,000	9,889,438
01/15/2028	5.000%	5,540,000	5,498,755
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,051,648
Western Midstream Operating LP
03/01/2028	4.500%	755,000	727,184
Total			75,959,221
Oil Field Services 1.2%
Apergy Corp.
05/01/2026	6.375%	4,558,000	4,477,565
Nabors Industries, Inc.
02/01/2025	5.750%	5,265,000	3,918,139
SESI LLC
09/15/2024	7.750%	1,048,000	593,244
Transocean Sentry Ltd.(f)
05/15/2023	5.375%	4,810,000	4,761,900
USA Compression Partners LP/Finance Corp.(f)
09/01/2027	6.875%	971,000	977,621
Total			14,728,469
Other Industry 0.4%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	4,220,000	4,411,027
Other REIT 1.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	3,085,000	3,179,049
03/15/2027	5.375%	5,930,000	6,328,941
iStar, Inc.
04/01/2022	6.000%	3,079,000	3,175,351
Ryman Hospitality Properties, Inc.(f)
10/15/2027	4.750%	1,614,000	1,669,092
Total			14,352,433
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 3.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(f)
02/15/2025	6.000%	2,809,000	2,950,826
08/15/2026	4.125%	2,302,000	2,337,034
08/15/2027	5.250%	3,156,000	3,227,534
Berry Global Escrow Corp.(f)
07/15/2026	4.875%	2,207,000	2,319,979
Berry Global, Inc.
07/15/2023	5.125%	2,392,000	2,451,946
BWAY Holding Co.(f)
04/15/2024	5.500%	3,689,000	3,796,106
Owens-Brockway Glass Container, Inc.(f)
08/15/2023	5.875%	4,679,000	4,939,761
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	10,633,000	10,905,386
Trivium Packaging Finance BV(f)
08/15/2026	5.500%	4,226,000	4,426,156
Total			37,354,728
Pharmaceuticals 2.8%
Bausch Health Companies, Inc.(f)
04/15/2025	6.125%	2,344,000	2,436,923
11/01/2025	5.500%	2,427,000	2,532,545
12/15/2025	9.000%	2,385,000	2,679,877
04/01/2026	9.250%	7,544,000	8,541,898
01/31/2027	8.500%	3,439,000	3,864,061
01/15/2028	7.000%	606,000	655,986
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	2,653,000	2,738,583
07/15/2027	5.000%	570,000	593,761
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	8,739,000	9,044,865
Par Pharmaceutical, Inc.(f)
04/01/2027	7.500%	1,859,000	1,777,148
Total			34,865,647
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	4,600,000	46
Subordinated
12/01/2037	0.000%	180,000	2
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	9,865,000	98
Total			146
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(f)
01/15/2028	3.875%	2,764,000	2,779,768

6	Columbia Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(f)
02/15/2026	6.750%	2,484,000	2,527,465
Yum! Brands, Inc.(f)
01/15/2030	4.750%	1,418,000	1,486,796
Total			6,794,029
Retailers 0.7%
L Brands, Inc.
06/15/2029	7.500%	2,048,000	2,033,572
11/01/2035	6.875%	1,656,000	1,407,931
PetSmart, Inc.(f)
06/01/2025	5.875%	5,006,000	4,938,614
Total			8,380,117
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,328,000	1,376,028
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(f)
03/15/2026	7.500%	1,483,000	1,653,441
02/15/2028	5.875%	1,698,000	1,819,543
Total			4,849,012
Technology 5.5%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	7,665,000	7,742,141
Camelot Finance SA(f)
11/01/2026	4.500%	1,779,000	1,798,025
CDK Global, Inc.
06/01/2027	4.875%	4,238,000	4,446,984
CommScope Finance LLC(f)
03/01/2024	5.500%	1,813,000	1,839,622
03/01/2026	6.000%	2,133,000	2,191,465
CommScope Technologies LLC(f)
06/15/2025	6.000%	3,260,000	2,899,604
Gartner, Inc.(f)
04/01/2025	5.125%	8,223,000	8,620,278
Iron Mountain, Inc.
08/15/2024	5.750%	4,465,000	4,509,967
Iron Mountain, Inc.(f)
09/15/2029	4.875%	3,223,000	3,294,202
MSCI, Inc.(f)
08/01/2026	4.750%	3,710,000	3,892,202
NCR Corp.
07/15/2022	5.000%	3,769,000	3,806,584
12/15/2023	6.375%	4,719,000	4,836,881
NCR Corp.(f)
09/01/2027	5.750%	1,829,000	1,870,699
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.
05/15/2024	6.000%	5,969,000	6,319,691
Qorvo, Inc.(f)
10/15/2029	4.375%	1,706,000	1,716,477
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	6,147,000	6,398,732
Refinitiv US Holdings, Inc.(f)
11/15/2026	8.250%	1,183,000	1,328,483
Sensata Technologies, Inc.(f)
02/15/2030	4.375%	868,000	875,641
Total			68,387,678
Transportation Services 1.6%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	220,000	224,321
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	6,243,000	6,430,290
Hertz Corp. (The)(f)
06/01/2022	7.625%	6,089,000	6,337,090
10/15/2024	5.500%	2,419,000	2,404,963
08/01/2026	7.125%	2,028,000	2,093,285
XPO Logistics, Inc.(f)
06/15/2022	6.500%	1,859,000	1,898,002
Total			19,387,951
Wireless 4.9%
Altice France SA(f)
05/01/2026	7.375%	9,767,000	10,458,005
02/01/2027	8.125%	3,063,000	3,396,542
01/15/2028	5.500%	3,507,000	3,571,666
SBA Communications Corp.
09/01/2024	4.875%	11,540,000	11,985,848
Sprint Capital Corp.
11/15/2028	6.875%	6,965,000	7,584,767
Sprint Corp.
03/01/2026	7.625%	5,426,000	6,012,165
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	12,777,000	13,694,325
02/01/2026	4.500%	2,022,000	2,086,795
02/01/2028	4.750%	2,528,000	2,664,355
Total			61,454,468
Wirelines 2.3%
CenturyLink, Inc.
06/15/2021	6.450%	1,784,000	1,877,826
03/15/2022	5.800%	3,319,000	3,505,737
04/01/2024	7.500%	10,039,000	11,393,603
Frontier Communications Corp.(f)
04/01/2026	8.500%	1,327,000	1,330,328

Columbia Income Opportunities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
09/30/2034	6.000%	1,183,000	1,268,339
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	8,675,000	8,836,216
Total			28,212,049
Total Corporate Bonds & Notes (Cost $1,083,614,627)			1,113,968,412

Foreign Government Obligations(i) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(f)
06/01/2027	5.250%	2,418,000	2,496,977
Total Foreign Government Obligations (Cost $2,509,551)			2,496,977

Senior Loans 4.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Nouryon Finance BV/AkzoNobel(j),(k)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.190%	2,964,504	2,887,338
Construction Machinery 0.2%
Vertiv Group Corp.(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.927%	2,662,000	2,501,614
Diversified Manufacturing 0.3%
Gates Global LLC(j),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	4.536%	3,733,675	3,652,169
Finance Companies 0.3%
Ellie Mae, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	5.863%	4,053,000	3,396,195
Food and Beverage 0.4%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.690%	4,802,269	4,802,269
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Avantor Funding, Inc.(j),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	4.786%	528,032	531,332
Metals and Mining 0.5%
Big River Steel LLC(j),(k)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	5,882,546	5,827,427
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.216%	3,746,980	3,714,194
Retailers 0.3%
BellRing Brands LLC(j),(k),(l)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.786%	3,774,000	3,762,225
Technology 1.7%
Ascend Learning LLC(j),(k)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.786%	4,340,719	4,306,341
Dun & Bradstreet Corp. (The)(j),(k)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.804%	3,911,000	3,919,956
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(j),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.036%	3,752,338	3,660,893
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.490%	690,668	674,265
3-month USD LIBOR + 4.250% 04/26/2024	6.240%	2,079,671	2,073,182
Refinitiv US Holdings, Inc.(f),(j),(k)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.536%	4,021,869	4,040,973

8	Columbia Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC(j),(k)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.786%	1,814,899	1,814,518
Ultimate Software Group, Inc. (The)(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.536%	1,548,000	1,550,369
Total			22,040,497
Total Senior Loans (Cost $53,829,146)			53,115,260
Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(m),(n)	81,295,906	81,287,776
Total Money Market Funds (Cost $81,287,776)		81,287,776
Total Investments in Securities (Cost: $1,224,432,247)		1,250,942,002
Other Assets & Liabilities, Net		1,405,761
Net Assets		1,252,347,763

At October 31, 2019, securities and/or cash totaling $995,729 were pledged as collateral.
Investments in derivatives
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	3.397	USD	16,930,000	186,337	—	—	186,337	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2019, the total value of these securities amounted to $62, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Negligible market value.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2019, the total value of these securities amounted to $146, which represents less than 0.01% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $696,404,528, which represents 55.61% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(k)	Variable rate security. The interest rate shown was the current rate as of October 31, 2019.
Columbia Income Opportunities Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	112,898,497	99,314,349	(130,916,940)	81,295,906	—	—	568,107	81,287,776
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Income Opportunities Fund | Quarterly Report 2019